Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2024
Prospectus Date	rr_ProspectusDate	Aug. 28, 2024
Applied Finance Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Applied Finance Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Applied Finance Dividend Fund (the “Dividend Fund”) is dividend income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Dividend Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dividend Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dividend Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Dividend Fund’s performance. During the most recent fiscal year ended April 30, 2024, the Dividend Fund’s portfolio turnover rate was 7.36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.36%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Dividend Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Dividend Fund will under normal conditions invest at least 80% of its net assets (including the amount of borrowing for investment purposes) in dividend-paying common and preferred stock of companies. Generally, the companies in which the Dividend Fund will invest will have market capitalizations of $3 billion or more, measured at the time of purchase. The Fund invests primarily in the securities of issuers that the Adviser believes to have attractive valuations, potential for long-term growth, sustainable dividends, and other attractive financial characteristics.

The Adviser has developed a detailed, proprietary analytical methodology called the Economic Margin® framework to evaluate a company’s corporate performance and estimate its intrinsic value. The Adviser believes that intrinsic value better explains historical stock returns than other commonly used financial metrics.

The Adviser uses this framework to evaluate a company’s corporate performance across time and against peers, as well as to determine attractive stocks for purchase.

In addition to a firm’s attractiveness from the Economic Margin® perspective, the Adviser will also consider as deemed necessary the use of other financial metrics such as price multiples, financial accounting ratios, price movements, and qualitative information discovered through company presentations and third-party research providers.

The Dividend Fund seeks to diversify its investments across a broad spectrum of economic sectors to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector. Although the Dividend Fund invests across a broad spectrum of sectors, it may at times focus its investments in certain sectors.

The Dividend Fund may also invest in small and mid-cap companies, convertible securities, preferred stocks, rights and warrants, and other investment companies, including exchange-traded funds (“ETFs”).

The Adviser will typically sell a company from the Dividend Fund’s portfolio when the company’s stock price exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

The Fund may invest on a global basis to take advantage of investment opportunities both within the United States and other countries. The Fund may buy foreign securities directly in their principal markets or indirectly through the use of depository receipts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Dividend Fund was reorganized on May 8, 2015 from a series of Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Dividend Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Dividend Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows changes in the Predecessor Fund’s and the Dividend Fund’s annual returns for the Investor Class shares (previously the Retail Class shares) (the Class with the longest period of annual returns) from year to year. The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Predecessor Fund’s and the Dividend Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index, the Morningstar® US Market IndexSM (TR), and the Morningstar® US Large-Mid Value IndexSM (TR), which is the Fund’s secondary index. The table also presents the impact of taxes on the Dividend Fund’s Investor Class shares. Performance for the Investor Class for periods prior to September 15, 2017 reflects the performance of the Retail shares of the Predecessor Fund and Dividend Fund. On September 15, 2017, the Retail shares of the Dividend Fund were reorganized into the Investor Class shares of the Dividend Fund.

This information provides some indication of the risks of investing in the Dividend Fund. Past performance of the Dividend Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows changes in the Predecessor Fund’s and the Dividend Fund’s annual returns for the Investor Class shares (previously the Retail Class shares) (the Class with the longest period of annual returns) from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-673-0550
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Dividend Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Year-by-Year Annual Returns as of December 31st Applied Finance Dividend Fund (Investor Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 21.55% (quarter ended June 30, 2020) and the lowest quarterly return was -29.32% (quarter ended March 31, 2020).

Year to date return as of June 30, 2024 was 5.09%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for the Periods Ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with newly adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Dividend Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class shares only.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Dividend Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Applied Finance Dividend Fund | Morningsta® US Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.44%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.24%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.60%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.84%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2006
Applied Finance Dividend Fund | Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	11.13%
10 Years	rr_AverageAnnualReturnYear10	8.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2006
Applied Finance Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Therefore, the value of your investment in the Dividend Fund could decline and you could lose money.
Applied Finance Dividend Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Dividend Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Applied Finance Dividend Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Since it purchases equity securities, the Dividend Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Dividend Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Dividend Fund.

Applied Finance Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of securities in the Dividend Fund’s overall portfolio will fluctuate and, as a result, the Dividend Fund’s share price may decline suddenly or over a sustained period.
Applied Finance Dividend Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The strategies used by the Adviser may fail to produce the intended result.
Applied Finance Dividend Fund | Large Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Applied Finance Dividend Fund | Small and Mid-Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Applied Finance Dividend Fund | Risks of Investment Selection and Asset Allocation [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investment Selection and Asset Allocation. The Dividend Fund's investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Dividend Fund may not perform as anticipated.

Applied Finance Dividend Fund | Risk of Other Equity Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.
Applied Finance Dividend Fund | Convertible Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Applied Finance Dividend Fund | Preferred Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Applied Finance Dividend Fund | Rights and Warrants [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Applied Finance Dividend Fund | Investment Company Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Securities Risk. When the Dividend Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses paid by the underlying fund, which results in higher Dividend Fund expenses. The Dividend Fund may be affected by losses of underlying funds and the level of risk arising from their investment practices.

Applied Finance Dividend Fund | ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Dividend Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Dividend Fund’s ability to sell its shares.

Applied Finance Dividend Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Applied Finance Dividend Fund | Foreign Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risks. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Applied Finance Dividend Fund | Applied Finance Dividend Fund - Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFALX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.22%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,303
Annual Return 2014	rr_AnnualReturn2014	13.40%
Annual Return 2015	rr_AnnualReturn2015	(3.29%)
Annual Return 2016	rr_AnnualReturn2016	12.49%
Annual Return 2017	rr_AnnualReturn2017	25.33%
Annual Return 2018	rr_AnnualReturn2018	(10.58%)
Annual Return 2019	rr_AnnualReturn2019	28.15%
Annual Return 2020	rr_AnnualReturn2020	6.77%
Annual Return 2021	rr_AnnualReturn2021	25.56%
Annual Return 2022	rr_AnnualReturn2022	(6.43%)
Annual Return 2023	rr_AnnualReturn2023	9.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.32%)
1 Year	rr_AverageAnnualReturnYear01	9.87%
5 Years	rr_AverageAnnualReturnYear05	12.05%
10 Years	rr_AverageAnnualReturnYear10	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2006
Applied Finance Dividend Fund | Applied Finance Dividend Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2006
Applied Finance Dividend Fund | Applied Finance Dividend Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	8.99%
10 Years	rr_AverageAnnualReturnYear10	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2006
Applied Finance Dividend Fund | Applied Finance Dividend Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFAZX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	819
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,866
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	12.32%
10 Years	rr_AverageAnnualReturnYear10	9.61%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2009
Applied Finance Explorer Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Applied Finance Explorer Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Applied Finance Explorer Fund (the “Explorer Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Explorer Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Explorer Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Explorer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Explorer Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Explorer Fund Operating Expenses or in the example, affect the Explorer Fund’s performance. During the most recent fiscal year ended April 30, 2024, the Explorer Fund’s portfolio turnover rate was 32.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Explorer Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Explorer Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Explorer Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Explorer Fund invests primarily in the equity securities of small and middle capitalization companies, which the Fund defines as issuers with market capitalizations of less than $5 billion, measured at the time of purchase.

Equity securities in which the Explorer Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

In choosing investments, the Adviser typically selects equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Explorer Fund seeks to diversify its investments across a broad spectrum of economic sectors to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Explorer Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Explorer Fund’s performance.

The Explorer Fund may also invest in other investment companies, including ETFs.

The Adviser will typically sell a company from the Explorer Fund’s portfolio when the company’s stock price exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows changes in the Explorer Fund’s annual returns for the Institutional Class shares (the Class with the longest period of annual returns) from year to year. The performance of Investor Class shares will differ due to differences in expenses.

The table below shows how the Explorer Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index, the Morningstar® US Market IndexSM (TR), and the Morningstar® US Small Cap IndexSM (TR), which is the Explorer Fund’s secondary index. The table also presents the impact of taxes on the Explorer Fund’s Institutional Class shares.

This information provides some indication of the risks of investing in the Explorer Fund. Past performance of the Explorer Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows changes in the Explorer Fund’s annual returns for the Institutional Class shares (the Class with the longest period of annual returns) from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-673-0550
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Explorer Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Year-by-Year Annual Returns as of December 31st Applied Finance Explorer Fund (Institutional Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 25.98% (quarter ended June 30, 2020) and the lowest quarterly return was -32.91% (quarter ended March 31, 2020).

Year to date return as of June 30, 2024 was 2.01%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with newly adopted SEC regulations applicable to the Fund, the Morningstar® US Market Index SM (TR) is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Small Cap IndexSM (TR), the Fund’s previous broad-based securities market index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Explorer Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class shares only.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Institutional Class shares only. After-tax returns for the Investor Class shares will vary. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Explorer Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Applied Finance Explorer Fund | Morningsta® US Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.44%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.24%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.57%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Applied Finance Explorer Fund | Morningstar® US Small Cap IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.59%
5 Years	rr_AverageAnnualReturnYear05	10.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Applied Finance Explorer Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Therefore, the value of your investment in the Explorer Fund could decline and you could lose money.
Applied Finance Explorer Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Explorer Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Applied Finance Explorer Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Since it purchases equity securities, the Explorer Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Explorer Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Explorer Fund.

Applied Finance Explorer Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of securities in the Explorer Fund’s overall portfolio will fluctuate and, as a result, the Explorer Fund’s share price may decline suddenly or over a sustained period.
Applied Finance Explorer Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The strategies used by the Adviser may fail to produce the intended result.
Applied Finance Explorer Fund | Small and Mid-Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Middle Cap Risk. Investing in the securities of smaller companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Applied Finance Explorer Fund | Risks of Investment Selection and Asset Allocation [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investment Selection and Asset Allocation. The Explorer Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Explorer Fund may not perform as anticipated.

Applied Finance Explorer Fund | Risk of Other Equity Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.
Applied Finance Explorer Fund | Convertible Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Applied Finance Explorer Fund | Preferred Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Applied Finance Explorer Fund | Rights and Warrants [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Applied Finance Explorer Fund | Investment Company Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Securities Risk. The Explorer Fund may invest in other investment companies, including ETFs. By investing in other investment companies, the Explorer Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Explorer Fund to purchase or sell these shares.

Applied Finance Explorer Fund | ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Explorer Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Explorer Fund’s ability to sell its shares.

Applied Finance Explorer Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. The Explorer Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.

Applied Finance Explorer Fund | Applied Finance Explorer Fund - Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFDVX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.14%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,947
1 Year	rr_AverageAnnualReturnYear01	22.19%
5 Years	rr_AverageAnnualReturnYear05	17.62%
Since Inception	rr_AverageAnnualReturnSinceInception	10.83%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
Applied Finance Explorer Fund | Applied Finance Explorer Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFDZX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,599
Annual Return 2016	rr_AnnualReturn2016	16.97%
Annual Return 2017	rr_AnnualReturn2017	17.53%
Annual Return 2018	rr_AnnualReturn2018	(13.16%)
Annual Return 2019	rr_AnnualReturn2019	25.56%
Annual Return 2020	rr_AnnualReturn2020	19.31%
Annual Return 2021	rr_AnnualReturn2021	43.70%
Annual Return 2022	rr_AnnualReturn2022	(13.68%)
Annual Return 2023	rr_AnnualReturn2023	22.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.91%)
1 Year	rr_AverageAnnualReturnYear01	22.44%
5 Years	rr_AverageAnnualReturnYear05	17.87%
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Applied Finance Explorer Fund | Applied Finance Explorer Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.98%
5 Years	rr_AverageAnnualReturnYear05	17.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Applied Finance Explorer Fund | Applied Finance Explorer Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.28%
5 Years	rr_AverageAnnualReturnYear05	14.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2015
Applied Finance Select Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Applied Finance Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Applied Finance Select Fund (the “Select Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Select Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Select Fund’s performance. During the most recent fiscal year ended April 30, 2024, the Select Fund’s portfolio turnover rate was 6.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.99%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Select Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Select Fund invests primarily in the equity securities of U.S. companies whose market capitalizations are $3 billion or more, measured at the time of purchase.

Equity securities in which the Select Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

The Select Fund may also invest in the securities of other investment companies including ETFs.

In choosing investments, the Adviser employs a proprietary stock selection model that ranks stocks according to fundamental criteria that the Adviser believes are indicative of company strength and superior risk/return profile. These criteria may include intrinsic value, management quality, leverage and free cash flow, earnings quality, return on assets, return on equity and return on capital. The Select Fund will normally invest across a majority of economic sectors, although it may at times focus its investments in certain sectors.

The Select Fund will normally hold between 35 to 65 securities in its portfolio.

The Adviser will typically sell a company from the Select Fund’s portfolio when indicated by the proprietary stock selection model described above or when the Adviser elects to take a temporary defensive position.

From time to time, the Adviser may take temporary defensive positions, which are inconsistent with the Select Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Select Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. While the Select Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows changes in the Select Fund’s annual returns for the Investor Class shares (the Class with the longest period of annual returns) from year to year. The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Select Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index, the Morningstar® US Market IndexSM (TR), and the Morningstar® US Large-Mid Value IndexSM (TR), which is the Select Fund’s secondary index. The table also presents the impact of taxes on the Select Fund’s Investor Class shares.

This information provides some indication of the risks of investing in the Select Fund. Past performance of the Select Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows changes in the Select Fund’s annual returns for the Investor Class shares (the Class with the longest period of annual returns) from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-673-0550
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Select Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Year-by-Year Annual Returns as of December 31st Applied Finance Select Fund (Investor Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 19.81% (quarter ended June 30, 2020) and the lowest quarterly return was -23.87% (quarter ended March 31, 2020).

Year to date return as of June 30, 2024 was 5.06%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with newly adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Select Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class shares only.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Select Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Applied Finance Select Fund | Morningsta® US Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.44%	[7]
5 Years	rr_AverageAnnualReturnYear05	15.24%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%	[7],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Applied Finance Select Fund | Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	11.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Applied Finance Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Before you decide whether to invest in the Select Fund, carefully consider these risk factors and special considerations associated with investing in the Select Fund, which may cause you to lose part or all your investment in the Select Fund.
Applied Finance Select Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Since the Select Fund invests in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Select Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Select Fund.

Applied Finance Select Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of securities in the Select Fund’s portfolio will fluctuate and, as a result, the Select Fund’s share price may decline suddenly or over a sustained period. The equity securities purchased by the Select Fund may involve large price swings and potential for loss.

Applied Finance Select Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The strategies used by the Adviser may fail to produce the intended result.
Applied Finance Select Fund | Large Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Applied Finance Select Fund | Risks of Investment Selection and Asset Allocation [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investment Selection and Asset Allocation. The Select Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Select Fund may not perform as anticipated.

Applied Finance Select Fund | Risk of Other Equity Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.
Applied Finance Select Fund | Convertible Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Applied Finance Select Fund | Preferred Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Applied Finance Select Fund | Rights and Warrants [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Applied Finance Select Fund | Investment Company Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Securities Risk. When the Select Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses of the other investment company, which results in higher Fund expenses. The Select Fund may be affected by losses of the other investment companies and the level of risk arising from their investment practices.

Applied Finance Select Fund | ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Select Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Select Fund’s ability to sell its shares.

Applied Finance Select Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Applied Finance Select Fund | Applied Finance Select Fund - Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFVLX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,686
Annual Return 2018	rr_AnnualReturn2018	(8.89%)
Annual Return 2019	rr_AnnualReturn2019	31.89%
Annual Return 2020	rr_AnnualReturn2020	15.34%
Annual Return 2021	rr_AnnualReturn2021	27.76%
Annual Return 2022	rr_AnnualReturn2022	(10.87%)
Annual Return 2023	rr_AnnualReturn2023	19.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.87%)
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	15.65%
Since Inception	rr_AverageAnnualReturnSinceInception	12.69%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Applied Finance Select Fund | Applied Finance Select Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	15.17%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Applied Finance Select Fund | Applied Finance Select Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.57%
5 Years	rr_AverageAnnualReturnYear05	12.46%
Since Inception	rr_AverageAnnualReturnSinceInception	10.09%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Applied Finance Select Fund | Applied Finance Select Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFVZX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	586
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,341
1 Year	rr_AverageAnnualReturnYear01	19.80%
5 Years	rr_AverageAnnualReturnYear05	15.93%
Since Inception	rr_AverageAnnualReturnSinceInception	12.94%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2017

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.
[2]	Investor Class shares commenced operations on June 2, 2006 and Institutional Class shares commenced operations on September 1, 2009.
[3]	Applied Finance Advisors, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Dividend Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the daily net assets of the Dividend Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Dividend Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Dividend Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2025, unless mutually agreed to in writing by the parties.
[4]	In connection with newly adopted SEC regulations applicable to the Fund, the Morningstar® US Market Index SM (TR) is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Small Cap IndexSM (TR), the Fund’s previous broad-based securities market index.
[5]	Institutional Class shares commenced operations on June 11, 2015 and Investor Class shares commenced operations on June 30, 2015.
[6]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Explorer Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.83% of the daily net assets of the Explorer Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Explorer Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Explorer Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2025, unless mutually agreed to in writing by the parties.
[7]	In connection with newly adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.
[8]	Investor Class shares commenced operations on February 1, 2017 and Institutional Class shares commenced operations on February 3, 2017.
[9]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Select Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.75% of the daily net assets of the Select Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Select Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Select Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2025 unless mutually agreed to in writing by the parties.